Summary of significant accounting practices (Details Narrative)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Taxable income	30.00%
Lease term	12 months
Description of hedge instruments	false
Additional Applying Tax [Member]
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	15.00%
I R P J [Member]
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	10.00%
C S L L [Member]
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	9.00%